General and Administration Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General And Administration Expenses [Abstract]
Auditors' and accountants' fees	$ 263	$ 712	$ 752
Professional services	968	2,142	1,844
Salaries, BOD remuneration and other compensation	1,993	2,210	3,219
Directors and Officers Insurance	133	137	173
Other	609	1,136	2,082
Total	$ 3,966	$ 6,337	$ 8,070